PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

As of September 30, 2022 and December 31, 2021, property and equipment consist of the following:

	September 30, 2022	December 31, 2021
Machinery and equipment	$667,000	$680,000
Computers	-	483,000
Office furniture and equipment	97,000	160,000
Leasehold improvements	72,000	89,000
EV chargers	64,000	-
	900,000	1,412,000
Less: accumulated depreciation and amortization	(652,000)	(1,301,000)
Property and equipment, net	$248,000	$111,000

Depreciation and amortization expense related to property and equipment was $10,000 and $6,000 for the three months ended September 30, 2022 and 2021, respectively, and $40,000 and $18,000 for the nine months ended September 30, 2022 and 2021, respectively.

T U R N O N G R E E N I N C [Member]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

At December 31, 2021 and 2020, property and equipment consist of the following:

	December 31,
	2021	2020
Machinery and equipment	$679,000	$661,000
Computers	484,000	484,000
Office furniture and equipment	160,000	160,000
Leasehold improvements	89,000	89,000
	1,412,000	1,394,000
Less: accumulated depreciation and amortization	(1,301,000)	(1,276,000)
Property and equipment, net	$111,000	$118,000

Depreciation and amortization expense related to property and equipment was $25,000 and $33,000 for the years ended December 31, 2021 and 2020, respectively.